Transactions with Related Parties - Transactions with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Dividends paid		₩ 248,677	₩ 216,241
Dividends received	₩ 2,552	14,132	1,170
Dividend declared	272,524
Handset purchanse amounting	2,306,202	2,148,060	2,058,356
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received		170,937	146,100
Handset purchanse amounting	75	199	267
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Dividend declared	13,700	10,716	18,749
Handset purchanse amounting	5,608	8,356	12,511
Handset purchases [member]
Disclosure of transactions between related parties [Line Items]
Handset purchanse amounting	₩ 844,157	996,910	961,167
Yongin SK Academy [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received			₩ 70,495
SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received		9,637
SK China Company Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received		₩ 131,141